6. Property And Equipment, Net (Details Narrative) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Net Details Narrative
Depreciation expense	1,897,003	1,956,728	1,996,264